AFBA Five Star Fund

100% pure no-load mutual funds

Semiannual Report
September 30, 1997

Message
To Our Shareholders

We are pleased to bring you the first AFBA Five Star Fund shareholder report for the period from inception on June 2, 1997 through September 30, 1997. In the future the Fund will issue two shareholder reports each year, with the annual report containing audited financials.

At September 30, the Fund had grown to total assets of almost $6.2 million with 1,316 shareholder accounts. Various marketing and promotional efforts are underway, and we expect these totals to increase significantly in coming months.

The remainder of this and future shareholder reports will be devoted to a Portfolio Management Review, in which the Fund's investment counsel, Kornitzer Capital Management, Inc., will discuss not only Fund performance and the economy but also provide an in-depth look into investment philosophies, strategies and holdings for each Fund. We recommend that shareholders read this section carefully and retain this report for future reference.

We welcome the new investors who have joined us since inception, and look forward to continuing our efforts to provide all of our shareholders with consistent, favorable returns in the future.

Sincerely,


/s/C.C. Blanton
C.C. Blanton
Chairman


Portfolio Management Review

We are excited and proud to be reporting to you for the first time as investment counsel for the AFBA Five Star Fund. Kornitzer Capital Management, Inc. (KCM) is a research driven money management firm managing over $1 billion in total assets. KCM was hired by AFBA for its experience and strong track record in managing funds similar to those in the AFBA Five Star line-up. In this first report we will try to briefly highlight some of our unique investment philosophies and strategies for each of the funds. In future reports we will share more detailed information about our staff, our research and portfolio management process and individual portfolio holdings.

During these initial months our time has been spent rolling up our sleeves and building the core holdings for each of the funds. In building these portfolios KCM has an investment discipline for both stocks and bonds which is well defined. The firm's approach to picking stocks is to focus on a combination of growth and value oriented companies. For growth stocks the firm focuses on companies that have a long history of being able to meet expectations for their earnings. For value stocks the firm focuses on companies believed to be coming out of industry downturns. In these cases the companies typically have the best opportunity to beat expectations for earnings. The common denominators for most stock holdings include: a price/earnings ratio near or below that of the overall market, a high level of insider ownership of the stock and companies with healthy balance sheets. All the above applies to our stockpicking efforts in the AFBA Five Star Equity, USA Global and Balanced Funds.

The firm's approach to investing in bonds is to focus on a combination of high yield corporate bonds and convertible securities. High yield corporate bonds are purchased to provide a high level of current income. Convertible securities are purchased to provide a reasonable level of current income and for the opportunity to realize long-term capital appreciation. High yield corporate bonds provide an attractive opportunity for a firm like KCM because our focus is solely on company and industry research. Convertible securities can be particularly attractive as they provide a "get paid while you wait strategy" for companies whose underlying stock is temporarily depressed. This approach to investing is employed in both the AFBA Five Star High Yield and Balanced Funds.

The following is a snapshot and comment on how each of the AFBA Five Star Funds performed from inception to September 30, 1997.

AFBA Five Star Balanced Fund

AFBA Five Star Balanced Fund generated a total return (price change and reinvested distributions) of 10.40% for the period from inception (June 2,
1997) to September 30, 1997. The Lipper Balanced Fund Index registered a return of 9.79% for the same period.

Performance data contained in this report is for past periods only. Past performance is not predictive of future performance. Investment return and share value will fluctuate, and redemption value may be more or less than original cost.

        Investment Results - Total Return
                                        RETURN SINCE
                                        INCEPTION
                                        6/2/97
AFBA FIVE STAR BALANCED FUND            10.41%
Lipper Balanced Fund Index              9.79%

Fund asset allocation decisions are driven by a philosophy which emphasizes consistent performance and a low level of fund price volatility. The Fund's targeted allocation would typically be in the range of 1/3 common stocks, 1/3 high yield corporate bonds and 1/3 convertible securities. Currently, the Fund is underweighted in corporate bonds and overweighted in cash due to a short supply of attractive high yield bonds. We refuse to reach in the current marketplace, but feel confident in our ability to find suitable corporate bonds over time.

AFBA Five Star Equity Fund

AFBA Five Star Equity Fund generated a total return (price change and reinvested distributions) of 13.50% for the period from inception (June 2,
1997) to September 30, 1997. The Lipper Capital Appreciation Fund Index registered a return of 16.64% for the same period. The Fund's underperformance versus its peer group was largely due to its heavy cash position held while "under construction" in the first month of operation.

        Investment Results - Total Return
                                        RETURN SINCE
                                        INCEPTION
                                        6/2/97
AFBA FIVE STAR EQUITY FUND              13.50%
Lipper Capital Appreciation Fund Index  16.64%

At September 30, 1997, common stocks made up 96.7% of the portfolio. As seen in the portfolio listing, the investments are dominated by large capitalization stocks. The Fund's heaviest industry weightings included technology (19%), capital goods (21%) and energy (15%).

AFBA Five Star High Yield Fund

AFBA Five Star High Yield Fund generated a total return (price change and reinvested distributions) of 5.00% for the period from inception (June 2,
1997) to September 30, 1997. The Lipper High Current Yield Fund Index produced a return of 6.78% for the same period.

        Investment Results - Total Return
                                        RETURN SINCE
                                        INCEPTION
                                        6/2/97
AFBA FIVE STAR HIGH YIELD FUND          5.00%
Lipper High Current Yield Fund Index    6.78%

Like the Balanced Fund, the High Yield Fund has been faced with a new issue corporate bond market offering both low yields and low quality. Under this scenario, we are proceeding very cautiously with the investment of cash balances. We feel that in many cases high yield bond investors are not being fairly compensated for the risks they are taking today. We have faced this type of unfavorable corporate bond environment numerous times in the 1990's. Over time these excesses have always been corrected. We will stand ready to invest opportunistically for our shareholders as good values reappear.

AFBA Five Star USA Global Fund

AFBA Five Star USA Global Fund generated a total return (price change and reinvested distributions) of 7.80% for the period from inception (June 2,
1997) to September 30, 1997. The Lipper Capital Appreciation Fund Index produced a return of 16.64%, for the same period. This unique Fund invests only in U.S. based companies which generate at least 40% of total revenues or profits outside the United States.

        Investment Results - Total Return
                                        RETURN SINCE
                                        INCEPTION
                                        6/2/97
AFBA FIVE STAR USA GLOBAL FUND          7.80%
Lipper Capital Appreciation Fund Index  16.64%

At September 30, 1997, common stocks made up 86.7% of the portfolio. However, similar to the Equity Fund, the USA Global Fund suffered from a high cash position in the first few months of operation. In addition, multinational companies have been faced with a strong rise in the U.S. dollar versus the currencies of most major trading partners. A strong dollar causes the fear that U.S. exports will be priced too high for foreign buyers. Despite these near-term hurdles we remain very optimistic about the potential for this investment concept. We believe the demand for U.S. goods and services in rapidly developing economies throughout Asia, South America and ultimately Eastern Europe is in the early stages of a long-term boom. The biggest beneficiaries of these trends might well be U.S. companies, particularly those with powerful brands and well developed overseas distribution. The AFBA Five Star USA Global Fund was created to be a direct play on this theme.

We look forward to tracking each Fund's progress with you in future letters. All of us on the KCM research team thank you for your confidence in our management of the AFBA Five Star Fund. We are fully committed to your financial success in the future.

Sincerely,

/s/John C. Kornitzer
John C. Kornitzer
President

/s/Kent W. Gasaway
Kent W. Gasaway
Sr. Vice President

/s/Tom W. Laming
Tom W. Laming
Sr. Vice President

AFBA FIVE STAR
BALANCED FUND

STATEMENT OF NET ASSETS
September 30, 1997 (unaudited)

        SHARES  COMPANY                                         MARKET VALUE


COMMON STOCKS - 38.71%
Basic Materials - 1.88%
         200  Aluminum Company of America                       16,400

Capital Goods - 3.72%
         400  Ingersoll-Rand Co.                                17,225
         100  Rockwell International Corp.                       6,294
         200  York International Corp.                           8,950
                                                                32,469
Consumer Cyclical - 11.44%
         600  Chrysler Corp.                                    22,087
         300  Dillard's, Inc., Cl. A                            13,144
         200  Federal Express Corp.                             16,000
         200  Goodyear Tire & Rubber Co.                        13,750
       1,000  Modine Manufacturing Co.                          34,875
                                                                99,856
Consumer Staples - 3.70%
       1,000  Pilgrim's Pride Corp.                             14,875
       1,000  Dial Corp.                                        17,437
                                                                32,312
Energy - 5.52%
         300  Enron Corp.                                       11,550
         500  McDermott International, Inc.                     18,250
         500  United Meridian Corp.                             18,375
                                                                48,175
Financial - 5.47%
         300  Allstate Corp.                                    24,113
         200  Chase Manhattan Corp.                             23,600
                                                                47,713
Technology - 6.25%
         200  Intel Corp.                                       18,463
         200  Motorola, Inc.                                    14,375
         600  Seagate Technology, Inc.                          21,675
                                                                54,513
Transportation & Services - 0.73%
         200  Southwest Airlines Co.                             6,387
TOTAL COMMON STOCKS                                            337,825

CONVERTIBLE PREFERRED STOCKS - 7.82%
        1,022  Fedders Corp. Cl. A (non-voting)                  6,068
         200   ICO, Inc., dep. shrs.
                repstg. 1/4 pfd. cv.                             5,138
         200   K mart Financing I,
                7.750% tr. cv. pfd. secs.                       11,700
         300   Loral Space & Communications Ltd.,
                Series C                                        17,925
         300   McDermott International, Inc.,
                Series A                                        10,875
         600   Snyder Oil Corp., dep. shrs.
                repstg. 1/4 pfd. cv.                            16,575
TOTAL CONVERTIBLE PREFERRED STOCKS                               68,281

	FACE
        AMOUNT  DESCRIPTION                                     MARKET VALUE

CORPORATE BONDS - 9.50%
$     30,000  Argosy Gaming Co.,
                13.25% 1st. mtg. note, due 6-1-04               30,225
       5,000  Giant Industries, Inc.,
                9.75% gtd. sr. sub. note, due 11-15-03           5,219
       5,000  HS Resources, Inc.,
                9.875% sr. sub. note, due 12-1-03                5,219
      20,000  K mart Corp.,
                8.25% note, due 1-1-22                          19,300
       5,000  Maxus Energy Corp.,
                9.875% note, due 10-15-02                        5,250
       5,000  Nortek, Inc.,
                9.875% sr. sub. note, due 3-1-04                 5,168
       5,000  Pilgrim's Pride Corp.,
                10.875% sr. sub. note, due 8-1-03                5,275
       5,000  United Refining Co.,
                10.75% sr. note, Series A, due 6-15-07           5,175
       2,000  Wainoco Oil Corp.,
                12.00% sr. note, due 8-1-02                      2,080
TOTAL CORPORATE BONDS                                           82,911

	FACE
        AMOUNT  DESCRIPTION                                     MARKET VALUE

TOTAL CONVERTIBLE CORPORATE BONDS - 21.83%
       5,000  Air & Water Technologies Corp.,
                8.00% sub. deb., due 5-15-15                     3,981
      30,000  Allwaste, Inc.,
                7.25% sub. deb., due 6-1-14                     30,225
      15,000  HMT Technology Corp.,
                5.75% sub. note, due 1-15-04                    14,250
      10,000  Integrated Device Technology, Inc.,
                5.50% sub. note, due 6-1-02                      8,600
      30,000  Intevac, Inc.,
                6.50% sub. note, due 3-1-04                     28,106
      10,000  Moran Energy Inc.,
                8.75% sub. deb., due 1-15-08                     9,825
      10,000  OHM Corp.,
                8.00% sub. deb., due 10-1-06                     9,688
      10,000  Oryx Energy Co.,
                7.50% sub. deb., due 5-15-14                    10,088
      23,000  Rohr Industries, Inc.,
                7.00% sub. deb., due 10-1-12                    22,827
       5,000  Swift Energy Co.,
                6.25% sub. note, due 11-15-06                    5,512
      40,000  Wainoco Oil Corp.,
                7.75% sub. deb., due 6-1-14                     38,250
      10,000  Weston (Roy F.), Inc.,
                7.00% sub. deb., due 4-15-02                     9,138
TOTAL CONVERTIBLE CORPORATE BONDS                              190,490

REPURCHASE AGREEMENT - 25.21%
     220,000  UMB Bank n.a., 5.30%, due 10-1-97
             (Collateralized by U.S. Treasury Notes,
             5.00%, due 1-31-99)                               220,000

TOTAL INVESTMENTS - 103.07%                             $      899,507

Other assets less liabilities - (3.07%)                       (26,789)

TOTAL NET ASSETS - 100.00%
	(equivalent to $11.03 per share;
        10,000,000 shares of $1.00 par value
	capital shares authorized;
        79,094 shares outstanding)                      $      872,718

See accompanying Notes to Financial Statements.


AFBA FIVE STAR
EQUITY FUND

STATEMENT OF NET ASSETS
September 30, 1997 (unaudited)

        SHARES  COMPANY                                         MARKET VALUE

COMMON STOCKS - 96.72%
Basic Materials - 8.06%
         600  Air Products & Chemicals, Inc.                    49,762
         600  Aluminum Company of America                       49,200
         400  Eastman Chemical Co.                              24,800
       1,100  Georgia Gulf Corp.                                33,687
         100  Praxair, Inc.                                      5,174
         800  Sigma Aldrich Corp.                               26,350
                                                               188,973
Capital Goods - 20.70%
         800  Boeing Co.                                        43,550
       1,400  Cincinnati Milacron, Inc.                         37,625
         600  Cummins Engine, Inc.                              46,838
         200  Eaton Corp.                                       18,475
         700  General Motors Corp. Cl. H                        46,288
       1,200  Ingersoll-Rand Co.                                51,675
         100  Lockheed Martin Corp.                             10,663
         100  Northrop Grumman Corp.                            12,138
         800  Rockwell International Corp.                      50,350
         600  Sunstrand Corp.                                   34,575
       1,200  TRW, Inc.                                         65,850
         500  United Technologies Corp.                         40,500
         600  York International Corp.                          26,850
                                                               485,377
Consumer Cyclical - 6.84%
       1,300  CompUSA, Inc.                                     45,500
         300  Dillard's, Inc. Cl. A                             13,144
       1,100  Federal Express Corp.                             88,000
         200  Goodyear Tire & Rubber Co.                        13,750
                                                               160,394
Consumer Staples - 8.52%
         500  CPC International, Inc.                           46,312
         800  Dial Corp.                                        13,950
       1,000  McDonald's Corp.                                  47,625
         900  Sara Lee Corp.                                    46,350
         600  Tupperware Corp.                                  16,875
       1,500  Viad Corp.                                        28,594
                                                               199,706
Energy - 14.70%
         400  Amoco Corp.                                       38,550
         500  British Petroleum PLC Sh F ADR                    45,406
         700  Chevron Corp.                                     58,231
         900  Coastal Corp.                                     55,125
         900  Enron Corp.                                       34,650
         700  Schlumberger, Ltd.                                58,931
       1,300  Triton Energy Ltd.                                53,869
                                                               344,762
Financial - 7.46%
         800  Allstate Corp.                                    64,300
         300  Chase Manhattan Corp.                             35,400
         400  Chubb Corp.                                       28,425
         300  Golden West Financial Corp. Delaware              26,925
         100  Hartford Financial Services Group, Inc.            8,300
         200  PMI Group, Inc.                                   11,463
                                                               174,813
Health Care - 6.84%
       1,200  Allergan, Inc.                                    43,425
         400  Johnson & Johnson                                 23,050
         700  Merck & Company, Inc.                             69,956
         400  Pfizer, Inc.                                      24,025
                                                               160,456
Technology - 18.86%
         600  A T & T Corp.                                     26,587
       1,100  AMP, Inc.                                         58,919
         400  Bay Networks, Inc.                                15,450
         400  Best Software, Inc.                                5,200
         300  Cisco Systems, Inc.                               21,919
         400  Computer Sciences Corp.                           28,300
         500  Dallas Semiconductor Corp.                        22,375
         600  Diebold, Inc.                                     28,425
       1,200  Hewlett-Packard Co.                               83,475
         100  Intel Corp.                                        9,231
         700  Loral Space & Communications, Ltd.                14,437
         300  Melita International Corp.                         3,525
         100  Motorola, Inc.                                     7,187
       1,300  National Semiconductor Corp.                      53,300
         500  Network Solutions, Inc. Cl. A                     10,875
         400  Pitney Bowes Inc.                                 33,275
         400  Scientific-Atlanta, Inc.                           9,050
         300  Seagate Technology                                10,838
                                                               442,368
Transportation & Services - 4.74%
       1,400  Southwest Airlines Co.                            44,712
         300  ProBusiness Services, Inc.                        16,369
         800  Union Pacific Corp.                               50,100
                                                               111,181
TOTAL COMMON STOCKS                                          2,268,030

	FACE
        AMOUNT  DESCRIPTION                                     MARKET VALUE

REPURCHASE AGREEMENT - 3.62%
$     85,000  UMB Bank n.a., 5.30%, due 10-1-97
              (Collateralized by U.S. Treasury Notes,
              5.00%, due 1-31-99)                               85,000

TOTAL INVESTMENTS - 100.34%                             $    2,353,030

Other assets less liabilities - (0.34%)                        (8,059)

TOTAL NET ASSETS - 100.00%
	(equivalent to $11.37 per share;
        10,000,000 shares of $1.00 par value
	capital shares authorized;
        206,178 shares outstanding)                     $    2,344,971

See accompanying Notes to Financial Statements.


AFBA FIVE STAR
HIGH YIELD FUND

STATEMENT OF NET ASSETS
September 30, 1997 (unaudited)

        SHARES  COMPANY                                         MARKET VALUE

CONVERTIBLE PREFERRED STOCKS - 8.13%
       1,022  Fedders Corp. Cl. A (non-voting)          $        6,068
         200  ICO, Inc., deb. shrs.
                repstg. 1/4 pfd. cv.                             5,138
         200  K mart Financing I, 7.750% tr.
                cv. pfd. secs.                                  11,700
         300  Loral Space & Communications Ltd.,
                Series C                                        17,925
         500  McDermott International, Inc.,
                Series A                                        18,125
         200  Snyder Oil Corp., dep. shrs.
                repstg. 1/4 pfd. cv.                             5,525
TOTAL CONVERTIBLE PREFERRED STOCKS                              64,481

	FACE
        AMOUNT  DESCRIPTION                                     MARKET VALUE

CORPORATE BONDS - 10.46%
$     30,000  Argosy Gaming Co.,
                13.25% 1st. mtg. note, due 6-1-04               30,225
       5,000  Giant Industries, Inc.,
                9.75% gtd. sr. sub. note, due 11-15-03           5,219
       5,000  HS Resources, Inc.,
                9.875% sr. sub. note, due 12-1-03                5,219
      20,000  K mart Corp.,
                8.25% note, due 1-1-22                          19,300
       5,000  Maxus Energy Corp.,
                9.875% note, due 10-15-02                        5,250
       5,000  Nortek, Inc.,
                9.875% sr. sub. note, due 3-1-04                 5,168
       5,000  Pilgrim's Pride Corp.,
                10.875% sr. sub. note, due 8-1-03                5,275
       5,000  United Refining Co.,
                10.75% sr. note, Series A, due 6-15-07           5,175
       2,000  Wainoco Oil Corp.,
                12.00% sr. note, due 8-1-02                      2,080
TOTAL CORPORATE BONDS                                           82,911

TOTAL CONVERTIBLE CORPORATE BONDS - 25.24%
       5,000  Air & Water Technologies Corp.,
                8.00% sub. deb., due 5-15-15                     3,981
      32,000  Allwaste, Inc.,
                7.25% sub. deb., due 6-1-14                     32,240
      15,000  HMT Technology Corp.
                5.75% sub. note, due 1-15-04                    14,250
      15,000  Integrated Device Technology, Inc.,
                5.50% sub. note, due 6-1-02                     12,900
      30,000  Intevac, Inc.,
                6.50% sub. note, due 3-1-04                     28,106
      10,000  Moran Energy Inc.,
                8.75% sub. deb., due 1-15-08                     9,825
      10,000  OHM Corp.,
                8.00% sub. deb., due 10-1-06                     9,688
      10,000  Oryx Energy Co.,
                7.50% sub. deb., due 5-15-14                    10,087
      15,000  Rohr Industries, Inc.,
                7.00% sub. deb., due 10-1-12                    14,888
       5,000  Swift Energy Co.,
                6.25% sub. note, due 11-15-06                    5,512
      16,000  UNC, Inc.,
                7.50% sub. deb., due 3-31-06                    16,060
      35,000  Wainoco Oil Corp.,
                7.75% sub. deb., due 6-1-14                     33,469
      10,000  Weston (Roy F.), Inc.,
                7.00% sub. deb., due 4-15-02                     9,138
TOTAL CONVERTIBLE CORPORATE BONDS                              200,144

REPURCHASE AGREEMENT - 59.28%
     470,000  UMB Bank n.a., 5.30%, due 10-1-97
              (Collateralized by U.S. Treasury Notes,
              8.25%, due 7-15-98)                              470,000

TOTAL INVESTMENTS - 103.11%                             $      817,536

Other assets less liabilities - (3.11%)                       (24,687)

TOTAL NET ASSETS - 100.00%
	(equivalent to $10.50 per share;
        10,000,000 shares of $1.00 par value
	capital shares authorized;
        75,522 shares outstanding)                      $      792,849

See accompanying Notes to Financial Statements.


AFBA FIVE STAR
USA GLOBAL FUND

STATEMENT OF NET ASSETS
September 30, 1997 (unaudited)

        SHARES  COMPANY                                         MARKET VALUE

Common Stocks - 86.69%
Basic Materials - 7.13%
         600  Air Products & Chemicals, Inc.            $       49,763
         900  Aluminum Company of America                       73,800
         600  Praxair, Inc.                                     30,713
                                                               154,276
Capital Goods - 21.56%
         100  Applied Materials, Inc.                            9,525
         800  Boeing Co.                                        43,550
       1,600  Cincinnati Milacron, Inc.                         43,000
         700  Cummins Engine, Inc.                              54,644
       1,300  Ingersoll-Rand Co.                                55,981
       1,000  Rockwell International Corp.                      62,937
       1,500  Teleflex, Inc.                                    51,937
       1,100  TRW, Inc.                                         60,362
         600  United Technologies Corp.                         48,600
         800  York International Corp.                          35,800
                                                               466,336
Consumer Cyclical - 6.15%
         300  Goodyear Tire & Rubber Co.                        20,625
         900  Interface, Inc.                                   26,212
         900  Lear Corp.                                        44,325
       1,200  Modine Manufacturing Co.                          41,850
                                                               133,012
Consumer Staples - 10.59%
         400  Coca-Cola Co.                                     24,375
         600  CPC International, Inc.                           55,575
       1,100  McDonald's Corp.                                  52,388
       1,000  Sara Lee Corp.                                    51,500
         600  Wrigley, (Wm.) Jr. Co.                            45,188
                                                               229,026
Energy - 5.93%
         800  Mobil Corp.                                       59,200
         300  Pride International, Inc.                         10,200
         600  Schlumberger, Ltd.                                50,513
         200  Triton Energy Ltd.                                 8,288
                                                               128,201
Financial - 6.48%
       1,100  AFLAC, Inc.                                       59,675
         650  American International Group, Inc.                67,072
         100  Citicorp                                          13,394
                                                               140,141
Health Care - 8.28%
         500  Allergan, Inc.                                    18,094
         600  Bristol Myers-Squibb Co.                          49,650
         800  Johnson & Johnson                                 46,100
         400  Pfizer, Inc.                                      24,025
         800  Schering-Plough Corp.                             41,200
                                                               179,069
Technology - 20.57%
       1,200  AMP, Inc.                                         64,275
         900  Analog Devices, Inc.                              30,150
         400  Bay Networks, Inc.                                15,450
         200  Boston Scientific Corp.                           11,037
         600  Cisco Systems, Inc.                               43,837
         200  Dallas Semiconductor Corp.                         8,950
         700  Hewlett-Packard Co.                               48,694
       1,100  HMT Technology Corp.                              17,256
       1,600  Integrated Device Technology, Inc.                19,300
         200  Intel Corp.                                       18,462
         200  Intevac, Inc.                                      2,825
         100  Microsoft Corp.                                   13,231
         500  Motorola, Inc.                                    35,937
       1,300  National Semiconductor Corp.                      53,300
         550  Oracle Systems Corp.                              20,041
       1,000  Seagate Technology                                36,125
         400  Technology Modeling Associates, Inc.               6,125
                                                               444,995
TOTAL COMMON STOCKS                                          1,875,056

	FACE
        AMOUNT  DESCRIPTION                                     MARKET VALUE

REPURCHASE AGREEMENT - 13.17%
$    285,000  UMB Bank n.a., 5.30%, due 10-1-97
              (Collateralized by U.S. Treasury Notes,
              5.00%, due 1-31-99)                             285,000

TOTAL INVESTMENTS - 99.86%                              $   2,160,056

Other assets less liabilities - 0.14%                           2,934

TOTAL NET ASSETS - 100.00%
	(equivalent to $10.84 per share;
        10,000,000 shares of $1.00 par value
	capital shares authorized;
        199,496 shares outstanding)                     $   2,162,990

See accompanying Notes to Financial Statements.

STATEMENT OF ASSETS
AND LIABILITIES

Period from June 2, 1997 (inception)
to September 30, 1997 (unaudited)

                                                BALANCED     EQUITY        HIGH YIELD   USA GLOBAL
                                                FUND         FUND          FUND         FUND
ASSETS:
  Investments, at value (identified cost
   $866,350, $2,236,792, $807,472, and
   $2,104,677, respectively)                    $  899,507   $ 2,353,030   $  817,536   $ 2,160,056
  Cash                                               1,832        14,854          695         9,078
  Dividends receivable                                 495         2,692          240           867
  Interest receivable                                6,912          -           7,373          -
    Total assets                                   908,746     2,370,576      825,844     2,170,001

LIABILITIES AND NET ASSETS:
  Payable for investments purchased                 36,028        25,605       32,995         7,011
    Total liabilities                               36,028        25,605       32,995         7,011

NET ASSETS                                      $  872,718   $ 2,344,971   $  792,849   $ 2,162,990

NET ASSETS CONSIST OF:
  Capital (capital stock and paid-in capital)   $  831,964   $ 2,210,647   $  776,941   $ 2,102,293
  Accumulated undistributed income:
  Undistributed net investment income                4,776         5,530        5,785         5,054
  Accumulated net realized gain on
    investment transactions                          2,821        12,556           59           264
    Net unrealized appreciation in value
      of investments                                33,157       116,238       10,064        55,379

NET ASSETS APPLICABLE TO OUTSTANDING SHARES    $   872,718   $ 2,344,971   $  792,849   $ 2,162,990

Capital shares, $1.00 par value
  Authorized                                    10,000,000    10,000,000   10,000,000    10,000,000
  Outstanding                                       79,094       206,178       75,522       199,496

NET ASSET VALUE PER SHARE                      $     11.03   $     11.37   $    10.50   $     10.84

See accompanying Notes to Financial Statements.


STATEMENTS
OF OPERATIONS

Period from June 2, 1997 (inception)
to September 30, 1997 (unaudited)

                                                     BALANCED     EQUITY        HIGH YIELD   USA GLOBAL
                                                     FUND         FUND          FUND         FUND
INVESTMENT INCOME:
  Income:
    Dividends                                        $  1,101     $  4,638      $   660      $  2,621
    Interest                                            4,846        4,564        6,194         5,932
                                                        5,947        9,202        6,854         8,553

  Expenses (Note 2):
    Management fees                                     1,171        3,672        1,069         3,499
    Registration fees and expenses                       -            -            -             -
                                                        1,171        3,672        1,069         3,499
      Net investment income                             4,776        5,530        5,785         5,054

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Realized gain from investment transactions
    (excluding repurchase agreements):
    Proceeds from sales of investments                  40,416       65,402        7,069       48,258
    Cost of investments sold                            37,595       52,846        7,010       47,994

    Net realized gain from sales of investments         2,821        12,556           59          264
    Gain from option contracts written                   -             -            -            -
      Net realized gain from investment transactions    2,821        12,556           59          264

  Unrealized appreciation on investments:
    Beginning of period                                  -             -             -           -
    End of period                                      33,157       116,238       10,064       55,379

    Increase in net unrealized appreciation
      on investments                                   33,157       116,238       10,064       55,379
      Net gain on investments                          35,978       128,794       10,123       55,643
      Increase in net assets resulting
        from operations                              $ 40,754      $134,324     $ 15,908     $ 60,697

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES
IN NET ASSETS

Period from June 2, 1997 (inception)
to September 30, 1997 (unaudited)

                                                     BALANCED      EQUITY       HIGH YIELD   USA GLOBAL
                                                     FUND          FUND         FUND         FUND
INCREASE IN NET ASSETS FROM OPERATIONS:
  Net investment income                              $   4,776     $   5,530    $   5,785   $    5,054
  Net realized gain from investment transactions         2,821        12,556           59          264
  Unrealized appreciation of investments during
   the period                                           33,157       116,238       10,064       55,379
  Net increase in net assets resulting
     from operations                                    40,754       134,324       15,908       60,697
INCREASE FROM CAPITAL SHARE TRANSACTIONS:*
  Proceeds from shares sold                            832,002     2,210,678      777,023    2,123,248
  Net asset value of shares issued for reinvestment
    of distributions                                      -             -            -             -
                                                        832,002    2,210,678      777,023    2,123,248
  Cost of shares repurchased                               (38)         (31)         (82)     (20,955)
    Net increase from capital share transactions        831,964    2,210,647      776,941    2,102,293
      Total increase in net assets                      872,718    2,344,971      792,849    2,162,990
NET ASSETS:
  Beginning of period                                      -            -            -            -

  End of period (including undistributed
    net investment income of $4,776,
        $5,530, $5,785, and $5,054, respectively)    $  872,718    $2,344,971   $ 792,849   $2,162,990

*Shares issued and repurchased:
   Number of shares sold                                 79,097       206,181      75,530      201,448
   Number of shares issued for reinvestment
     of distributions                                      -             -           -            -
   Number of shares repurchased                             (3)           (3)         (8)      (1,952)
     Net increase                                        79,094       206,178      75,522      199,496

See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL
STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES:
The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company of the series type. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

A. Security Valuation - Corporate stocks, bonds and options traded on a national securities exchange or national market are valued at the latest sales price thereof, or if no sale was reported on that date, the mean between the closing bid and asked price is used.

Securities which are traded over-the-counter are priced at the mean between the latest bid and asked price. Securities not currently traded are valued at fair value as determined by the Board of Directors.

B. Federal and State Taxes - The Fund complied with the requirements of the Internal Revenue Code applicable to regulated investment companies and therefore, no provision for federal or state tax is required.

C. Other - Security transactions are accounted for on the date the securities are purchased or sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on the identified cost basis.

2. MANAGEMENT FEES:

Management fees were paid to AFBA Investment Management Company at the rate of 1% per annum of the average daily net asset values of the Fund for services which include administration, and all other operating expenses of the Fund except the cost of acquiring and disposing of portfolio securities, the taxes, if any, imposed directly on the Fund and its shares and the cost of qualifying the Funds' shares for sale in any jurisdiction. Certain officers and/or directors of the Fund are also officers and/or directors of Jones & Babson, Inc.

3. INVESTMENT TRANSACTIONS:

Investment transactions for the period from June 2, 1997 (inception) to September 30, 1997, (excluding maturities of short-term commercial notes and repurchase agreements) are as follows:

Balanced Fund
  Purchases               $       683,945
  Proceeds from sales              40,416

Equity Fund
  Purchases               $     2,204,638
  Proceeds from sales              65,402

High Yield Fund
  Purchases               $       344,481
  Proceeds from sales               7,069

USA Global Fund
  Purchases               $     1,867,671
  Proceeds from sales              48,258

This report has been prepared for the information of the Shareholders of the AFBA Five Star Fund, and is not to be construed as an offering of the shares of the Fund. Shares of the Fund are offered only by the Prospectus, a copy of which may be obtained from Jones & Babson, Inc.




AFBA Five Star Fund

AFBA Five Star Balanced Fund
AFBA Five Star Equity Fund
AFBA Five Star High Yield Fund
AFBA Five Star USA Global Fund



AFBA
Five Star
Fund


AFBA Investment Management Company
909 N. Washington Street
Alexandria, Virginia 22314
1-800-243-9865

Shareholder Inquiries 1-888-578-2733



JB17E-1